Financial risk management (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 29,781,216	$ 19,405,260
Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	21,434,887	9,610,259
Liquidity Risk [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	854,564	494,108
Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20,518,366	9,107,875
Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,246	3,326
Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46,711	4,950
Liquidity Risk [Member] | Less Than One Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,922,999	1,274,658
Liquidity Risk [Member] | Less Than One Year [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	776,952	480,612
Liquidity Risk [Member] | Less Than One Year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,138,838	787,406
Liquidity Risk [Member] | Less Than One Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,945	1,690
Liquidity Risk [Member] | Less Than One Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	264	4,950
Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,465,724	530,753
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	71,444	5,940
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,387,782	523,845
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,498	968
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,380,053	529,083
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,670	4,570
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,374,580	523,845
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,803	668
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,238,245	525,342
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,498	1,497
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,235,747	523,845
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,427,866	6,750,423
Liquidity Risk [Member] | Later than 4 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		1,489
Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,381,419	6,748,934
Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 46,447